RELATED PARTY BALANCES AND TRANSACTIONS (Schedule Of Transaction With Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Revenues	$ 394	$ 5,843	$ 6,745
Cost of revenues	1,125	4,715	1,659
Research and development, net [Member]
Related Party Transaction [Line Items]
Expenses	608	1,245	1,248
Sales and marketing [Member]
Related Party Transaction [Line Items]
Expenses	617	731	763
General And Administrative Expense [Member]
Related Party Transaction [Line Items]
Expenses	1,527	913	1,002
Purchase Of Property And Equpment [Member]
Related Party Transaction [Line Items]
Expenses	$ 175	$ 274	$ 46